Lease Liabilities	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
Lease Liabilities

21.  LEASE LIABILITIES

As of December 31, 2020 and 2019, the balance of lease liabilities is as follows:

	12-31-2020		12-31-2019
Lease liability	Current	Non-Current	Current	Non-Current
Lease liability	7,007,711	44,857,807	5,842,015	47,565,674
Total	7,007,711	44,857,807	5,842,015	47,565,674

21.1. Individualization of Lease Liabilities

									December 31, 2020									December 31, 2019
									Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6,50%	Monthly	613,801	1,900,462	2,514,263	2,677,690	5,044,096	—	—	—	7,721,786	606,973	1,879,324	2,486,297	2,647,907	2,820,020	5,312,211	—	—	10,780,138
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2,06%	Monthly	4,631	13,872	18,503	18,828	19,215	19,610	20,014	193,632	271,299	4,067	13,237	17,304	17,966	18,335	18,713	19,097	208,057	282,168
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2,09%	Monthly	13,012	26,063	39,075	35,386	36,127	36,882	37,654	384,022	530,071	12,399	24,861	37,260	33,755	34,460	35,182	35,917	410,646	549,960
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1,07%	Biannual	1,163	578	1,741	—	—	—	—	—	—	1,104	557	1,661	1,123	—	—	—	—	1,123
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual LTDA.	Chile	UF	1,91%	Annual	1,205	—	1,205	588	597	—	—	—	1,185	1,152	—	1,152	564	573	581	—	—	1,718
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0,83%	Monthly	144,460	—	144,460	—	—	—	—	—	—	144,436	—	144,436	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0,83%	Monthly	9,546	—	9,546	—	—	—	—	—	—	6,607	—	6,607	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	8.992.234-8	Roberto Guzman Borquez	Chile	CLP	1,37%	Monthly	367	1,099	1,466	1,483	1,377	—	—	—	2,860	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	19.048.130-1	Yaritza Alexandra Bernal	Chile	UF	1,37%	Monthly	379	1,140	1,519	1,538	1,431	—	—	—	2,969	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	71.024.400-6	Corporación Comunidades V.	Chile	CLP	1,07%	Monthly	1,034	3,005	4,039	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	INMOBILIARIA EL ROBLE S.A.	Chile	UF	1,41%	Monthly	19,023	38,171	57,194	—	—	—	—	—	—	12,589	41,263	53,852	48,574	—	—	—	—	48,574
96.800.570-7	Enel Distribución Chile S.A.	Chile	2.859.481-K	NURIA FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	2.478.836-9	JUANA FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	3.800.735-1	CARMEN ELVIRA ECHAVARRY DE LA SIERRA	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	5.742.701-9	JORGE FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	5.120.460-3	CARMEN FERRER PARES	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	4,244	7,621	11,865	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	MUTUAL DE SEGUROS DE CHILE	Chile	UF	1,91%	Monthly	21,619	47,378	68,997	64,225	65,453	66,704	67,977	57,639	321,998	13,990	45,274	59,264	61,373	62,545	63,741	64,959	111,258	363,876
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	CAPITAL INVESTI	Chile	UF	1,91%	Monthly	17,765	38,732	56,497	52,505	53,508	54,530	55,571	47,121	263,235	11,479	37,011	48,490	50,173	51,131	52,108	53,104	90,955	297,471
96.800.570-7	Enel Distribución Chile S.A.	Chile	77.651.230-3	INVERSIONES TAPIHUE LTDA	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	10,501	—	10,501	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	BCYCLE LATAM S.P.A	Chile	CLP	6,24%	Annual	60,000	—	60,000	16,679	17,719	18,825	—	—	53,223	—	20,000	20,000	15,699	16,679	17,719	18,825	—	68,922
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	RENTAS INMOBILIARIAS AMANECER S.A.	Chile	UF	1,56%	Monthly	4,563	39,724	44,287	17,803	—	—	—	—	17,803	12,239	24,679	36,918	51,480	14,593	—	—	—	66,073
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A	Chile	US$	5,99%	Annual	—	327,074	327,074	111,940	118,640	125,742	133,269	1,249,650	1,739,241	—	350,227	350,227	114,222	120,634	130,857	132,426	1,476,550	1,974,689
96.800.570-7	Enel Distribución Chile S.A.	Chile	85.208.700-5	RENTAEQUIPOS LEASING S.A.	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	774	—	774	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1,41%	Monthly	6,122	3,174	9,296	—	—	—	—	—	—	1,628	5,363	6,991	4,544	—	—	—	—	4,544
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	INVERSIONES DON ISSA LTDA	Chile	UF	1,67%	Monthly	23,746	54,777	78,523	73,305	30,904	—	—	—	104,209	16,118	51,903	68,021	70,215	71,388	24,186	—	—	165,789
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	INMOBILARIA MIXTO RENTA SpA	Chile	UF	1,07%	Monthly	—	—	—	—	—	—	—	—	—	16,530	—	16,530	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1,41%	Monthly	2,735	—	2,735	—	—	—	—	—	—	278	3,392	3,670	652	—	—	—	—	652
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1,41%	Monthly	3,734	1,864	5,598	—	—	—	—	—	—	988	3,231	4,219	2,736	—	—	—	—	2,736
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	INMOBILIARIA NIALEM SA	Chile	UF	0,40%	Monthly	42,897	128,922	171,819	172,496	173,183	173,873	43,576	—	563,128	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	INMOBILIARIA MIXTO RENTA SPA	Chile	UF	0,10%	Monthly	27,018	81,066	108,084	9,011	—	—	—	—	9,011	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0,10%	Monthly	178,447	267,473	445,920	356,941	29,760	—	—	—	386,701	—	—	—	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	INVERSIONES DON ISSA LTDA	Chile	UF	1,87%	Monthly	17,661	51,992	69,653	70,469	71,799	73,155	30,888	—	246,311	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	35,148	35,148	28,589	29,315	30,060	30,824	710,142	828,930	—	36,519	36,519	27,274	27,967	28,677	29,406	723,912	837,236
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	25,341	25,341	20,609	21,133	21,670	22,220	511,934	597,566	—	26,329	26,329	19,661	20,161	20,673	21,198	521,858	603,551
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	29,576	29,576	24,055	24,666	25,293	25,936	597,533	697,483	—	30,727	30,727	22,949	23,532	24,130	24,743	609,121	704,475
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	26,576	26,576	21,613	22,162	22,725	23,303	536,865	626,668	—	27,615	27,615	20,619	21,143	21,680	22,231	547,270	632,943
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	3,334	3,334	2,524	2,591	2,659	2,729	86,937	97,440	—	3,738	3,738	2,793	2,864	2,937	3,011	74,129	85,734
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	47,443	47,443	43,329	44,481	45,664	46,879	1,249,297	1,429,650	—	47,317	47,317	44,688	45,824	46,988	48,182	1,190,338	1,376,020
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	31,209	—	31,209	19,136	19,622	20,121	20,632	508,573	588,084	31,087	—	31,087	18,256	18,720	19,195	19,683	517,037	592,891
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	28,607	—	28,607	16,343	16,772	17,213	17,665	530,780	598,773	29,105	—	29,105	17,619	18,066	18,525	18,996	467,606	540,812
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	634	—	634	401	412	422	433	9,973	11,641	628	—	628	383	393	403	413	10,169	11,761
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	1,982	1,982	716	734	753	772	19,605	22,580	—	1,331	1,331	683	700	718	736	20,591	23,428
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2,54%	Annual	109,911	—	109,911	70,851	72,651	74,497	76,389	1,408,792	1,703,180	—	111,365	111,365	67,592	69,309	71,070	72,876	1,450,422	1,731,269
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4,94%	Annual	33,580	—	33,580	3,163	3,320	3,484	3,656	98,672	112,295	7,914	—	7,914	2,949	3,095	3,248	3,408	99,995	112,695
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4,94%	Annual	38,089	—	38,089	6,968	7,313	7,674	8,054	188,256	218,265	15,877	—	15,877	6,496	6,817	7,154	7,507	185,500	213,474
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4,94%	Annual	13,834	—	13,834	1,582	1,660	1,742	1,828	49,336	56,148	3,961	—	3,961	1,474	1,547	1,624	1,704	49,994	56,343
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4,94%	Annual	33,522	—	33,522	13,937	14,626	15,349	16,108	363,230	423,250	31,828	—	31,828	12,991	13,633	14,307	15,015	370,630	426,576
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.256.021-3	Alicia Freire Hermosilla	Chile	UF	4,31%	Annual	97,512	—	97,512	—	—	—	—	—	—	93,160	—	93,160	88,809	—	—	—	—	88,809
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4,94%	Annual	22,346	—	22,346	13,937	14,626	15,349	16,108	363,230	423,250	31,828	—	31,828	12,991	13,633	14,307	15,015	370,631	426,577
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4,94%	Annual	8,966	—	8,966	6,640	6,968	7,313	7,674	183,027	211,622	15,918	—	15,918	6,190	6,496	6,817	7,154	192,635	219,292
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	4,87%	Annual	250,048	—	250,048	243,730	255,590	268,028	281,070	4,158,235	5,206,653	—	472,736	472,736	227,365	238,428	250,031	262,197	4,335,384	5,313,405
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	4,94%	Annual	13,703	—	13,703	14,008	14,701	15,428	16,190	513,821	574,148	41,389	—	41,389	13,058	13,704	14,381	15,092	520,042	576,277
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4,94%	Annual	19,817	—	19,817	2,297	2,411	2,530	2,655	67,813	77,706	5,605	—	5,605	2,141	2,247	2,359	2,475	66,716	75,938
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4,94%	Annual	46,780	—	46,780	39,840	41,810	43,877	46,046	1,138,013	1,309,586	95,241	—	95,241	37,137	38,973	40,900	42,922	1,156,961	1,316,893
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4,94%	Annual	233,017	—	233,017	3,320	3,484	3,656	3,837	94,835	109,132	7,935	—	7,935	3,095	3,248	3,408	3,577	96,415	109,743
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	70,834	—	70,834	45,685	46,846	48,036	49,256	1,134,814	1,324,637	76,055	—	76,055	43,584	44,691	45,827	46,991	1,156,664	1,337,757
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	91,996	91,996	44,907	46,048	47,218	48,418	1,039,441	1,226,032	—	117,630	117,630	42,842	43,930	45,047	46,191	1,066,692	1,244,702
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	71,401	—	71,401	17,423	17,866	18,320	18,785	463,049	535,443	29,696	—	29,696	16,622	17,044	17,477	17,921	439,871	508,935
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	43,930	43,930	20,454	20,973	21,506	22,052	508,069	593,054	—	29,189	29,189	19,513	20,009	20,517	21,038	548,843	629,920
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4,61%	Annual	374,657	—	374,657	218,600	228,677	239,219	250,247	2,840,625	3,777,368	—	367,982	367,982	201,806	211,109	220,842	231,022	2,951,326	3,816,105
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5,02%	Annual	—	596,278	596,278	181,888	191,016	200,603	210,671	2,441,450	3,225,628	—	260,072	260,072	167,261	175,655	184,471	193,729	2,532,578	3,253,694
76.321.458-3	Almeyda Solar SPA	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6,39%	Biannual	32,757	19,025	51,782	39,084	40,507	41,981	43,509	1,177,273	1,342,354	—	46,597	46,597	54,543	55,929	57,350	58,807	1,012,677	1,239,306
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	6,39%	Annual	—	99,022	99,022	74,302	76,190	78,126	80,111	1,845,677	2,154,406	—	98,189	98,189	70,885	72,686	74,533	76,427	1,881,835	2,176,366
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,23%	Annual	47,369	—	47,369	39,288	40,165	41,061	41,978	224,377	386,869	48,681	—	48,681	37,594	38,433	39,291	40,168	258,481	413,967
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,36%	Annual	32,932	—	32,932	23,945	24,511	25,090	25,683	292,688	391,917	32,269	—	32,269	22,884	23,424	23,978	24,545	311,762	406,593
76.321.458-3	Almeyda Solar SPA	Chile	79.938.160-5	Soc. Serv. Com.. Multiservice F.L.	Chile	UF	2,94%	Annual	—	101,743	101,743	36,866	37,949	39,065	40,213	963,970	1,118,063	—	35,334	35,334	35,034	36,064	37,124	38,215	981,212	1,127,649
76.321.458-3	Almeyda Solar SPA	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2,54%	Annual	—	26,523	26,523	10,430	11,006	11,613	12,254	571,751	617,054	—	34,408	34,408	25,058	25,694	26,347	27,017	621,989	726,105
76.536.353-5	Enel Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0,10%	Monthly	2,710	4,065	6,775	5,426	476	—	—	—	5,902	—	—	—	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	78.822.300-5	Inversiones Cardinal S.A	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	9,281	24,801	34,082	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	78.822.300-5	Inversiones Cardinal S.A	Chile	UF	1,20%	Monthly	—	—	—	—	—	—	—	—	—	9,714	19,465	29,179	—	—	—	—	—	—
							Total Leasing		2,829,163	4,178,548	7,007,711	5,036,773	7,067,087	2,026,666	1,903,134	28,824,147	44,857,807	1,512,244	4,329,771	5,842,015	4,515,822	4,565,526	7,061,634	1,783,940	29,638,752	47,565,674

21.2. Undiscounted debt cash flows.

Undiscounted debt cash flows are detailed as follows:

						Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2020	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.25%	805,609	2,544,526	3,350,135	3,343,654	5,400,991	227,6 22	219,295	1,598,935	10,790,497	859,011	2,802,479	3,661,490	3,570,048	3,554,711	5,731,772	258,317	2,063,704	15,178,552
Chile	EUR	4.82%	427,451	-	427,451	582,405	563,152	543,900	524,648	2,334,458	4,548,563	80,971	240,372	321,343	499,678	485,713	471,749	457,785	2,453,454	4,368,379
Chile	UF	2.74%	2,058,130	2,175,978	4,234,108	3,289,984	2,954,856	2,808,037	2,598,818	30,660,789	42,312,484	821,084	2,293,383	3,114,467	2,895,029	2,523,717	2,462,599	2,412,029	30,885,469	41,178,843
Chile	Ch$	2.89%	24,156	-	24,156	20,234	19,173	18,112	-	-	57,519	1,180	23,113	24,293	17,847	16,967	16,087	15,207	-	66,108
Totals			3,315,346	4,720,504	8,035,850	7,236,277	8,938,172	3,597,671	3,342,761	34,594,182	57,709,063	1,762,246	5,359,347	7,121,593	6,982,602	6,581,108	8,682,207	3,143,338	35,402,627	60,791,882